Concentrations (Tables)	12 Months Ended
Dec. 31, 2018
Concentrations [Abstract]
Schedule of company’s revenue

	For the year ended
	31 December 2018	% of net revenue	31 December 2017	% of net revenue
Company A	$9,992,800	26.8%	$9,582,307	27.8%
Company B	6,233,599	16.7%	6,130,137	17.8%
Company C	4,582,495	12.3%	4,315,735	12.5%
	$20,808,894	55.8%	$20,028,179	58.1%

Schedule of company of accounts receivable

	31 December 2018	% account receivable	31 December 2017	% account receivable
Company A	$1,332,809	22.5%	$1,734,059	29.9%
Company B	1,085,142	18.4%	870,099	15.0%
Company C	600,219	10.2%	-	-
	$3,018,170	51.1%	$2,604,158	44.9%